STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
On December 3, 2021 the Company granted 322,580 shares to an affiliate as compensation for Management Fee and Legal Expenses for a total value of $95,000, or 0.2945/share as per written agreement.

On December 3, 2021 the Company granted 322,580 shares to an affiliate as compensation for Management Fee and Legal Expenses for a total value of $95,000, or 0.2945/share as per written agreement.

	Number of Shares	Fair Value per Share	Weighted Average Market Value per Share
Shares Granted as at December 31, 2020 from the 2010 Plan	11,002,000	$0.003 - 1.49	$0.10
Shares Granted in 2021 from the 2010 Plan	3,199,200	0.24	0.24
Shares Granted as at December 31, 2021 from the 2021 Plan	4,505,709	$0.001 – 0.29	$0.07

The fair value of stock options granted and revaluation of non-employee consultant options for the year ended December 31, 2021 and 2020 was calculated with the following assumptions:

The fair value of stock options granted and revaluation of non-employee consultant options for the year ended December 31, 2021 and 2020 was calculated with the following assumptions:

	2021	2020
Risk-free interest rate	0.16 - 1.00%	0.10 - 1.61%
Expected dividend yield	0%	0%
Volatility factor (monthly)	175.34%	158.22%
Expected life of option	3 years	3 years

The following table summarizes the Company’s stock option activity during the year ended at December 31, 2021:

The following table summarizes the Company’s stock option activity during the year ended at December 31, 2021:

	Number of Shares	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as at December 31, 2020	533,000	$0.001 - 1.21	$0.73
Granted	135,000	0.001 - 0.32	0.13
Exercised	—	—	—
Options forfeited/cancelled	—	—	—
Outstanding as at December 31, 2021	668,000	$0.001 - 1.21	$0.55

The following table summarizes information about stock options that are vested or expected to vest at December 31, 2021:

The following table summarizes information about stock options that are vested or expected to vest at December 31, 2021:

		Options Outstanding				Exercisable Options
Exercise Price	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
$0.001	90,000	$0.001	1.95	$—	90,000	$0.001	1.95	$—
0.05	3,000	0.05	1.75	—	3,000	0.05	1.75	—
0.15	90,000	0.15	1.33	—	90,000	0.15	1.33	—
0.18	45,000	0.18	1.83	—	45,000	0.18	1.83	—
0.19	45,000	0.19	2.33	—	45,000	0.19	2.33	—
0.20	48,000	0.20	2.04	—	48,000	0.20	2.04	—
0.31	3,000	0.31	1.00	—	3,000	0.31	1.00	—
0.32	3,000	0.32	1.25	—	3,000	0.32	1.25	—
0.73	3,000	0.73	0.83	—	3,000	0.73	0.83	—
0.61	45,000	0.61	0.75	—	45,000	0.61	0.75	—
0.95	200,000	0.95	0.70	—	200,000	0.95	0.70	—
1.09	3,000	1.09	0.50	—	3,000	1.09	0.50	—
1.10	45,000	1.10	0.58	—	45,000	1.10	0.58	—
1.21	45,000	1.21	0.33	—	45,000	1.21	0.33	—
$0.001-1.21	668,000	$0.55	1.22	$—	668,000	$0.55	1.22	$—

The following table sets forth the status of the Company’s non-vested stock options as at December 31, 2021 and December 31, 2020:

The following table sets forth the status of the Company’s non-vested stock options as at December 31, 2021 and December 31, 2020:

	Number of Options	Weighted- Average Grant-Date Fair Value
Non-vested as at December 31, 2020	—	$—
Granted	135,000	0.13
Forfeited	—	—
Vested	(135,000)	0.13
Non-vested as at December 31, 2021	—	$—